Share-based payments (Details 3)		1 Months Ended
		Dec. 31, 2023 Number £ / shares shares	Jun. 30, 2023 Number £ / shares shares		Mar. 31, 2023 Number £ / shares shares		Aug. 31, 2022 Number		Aug. 31, 2022 Number		Feb. 28, 2022 Number		Sep. 30, 2021 Number		Aug. 31, 2021 Number		Jul. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Option pricing models used							Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes
Share price							0.105		0.105		0.1525		0.255	[1]	0.265	[1]	0.2775	[1]
Contractual life							10 years		10 years		10 years		10 years		10 years		10 years
Expected life							5 years		5 years		5 years		5 years		5 years		5 years
Volatility							91.66%	[2]	91.78%	[2]	87.88%	[2]	88.11%	[3]	8859.00%	[3]	88.63%	[3]
Expected dividend yield							0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Risk free rate							1.92%		1.92%		1.28%		0.32%		0.26%		0.38%
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of ADS warrants granted | shares		120,002	11,067		1,342
Option pricing models used		Black-Scholes	Black-Scholes		Black-Scholes
Share price		2.53	10.54	[4]	201.60	[4]
Exercise price of warrants issued in year | £ / shares		£ 2.50	£ 15.00		£ 232.00
Contractual life		3 years	3 years		3 years
Expected life		3 years	3 years		3 years
Volatility	[5]	60.00%	80.00%		75.00%
Expected dividend yield		0.00%	0.00%		0.00%
Risk free rate		4.06%	4.04%		4.35%

[1]	The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.
[2]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[3]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[4]	The share price used in the determination of the fair value of the ADS warrants granted in 2023 was the ADS price on the date of grant.
[5]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.